Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Going Concern [Abstract]
Accumulated deficit	¥ (1,418,800)		¥ (1,421,097)		$ (202,890)
Net cash used in operating activities	¥ (176,400)	$ (25,220)	¥ (34,722)	¥ (74,892)